SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]	20. SUBSEQUENT EVENTS Subsequent to December 31, 2022, the Company made a prepayment of $15,000 towards the Term Facility, reducing debt outstanding to $35,000.